Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)

	Pension and Other Post-Retirement Benefits	Private Equity Instruments	Foreign Currency Translation Adjustment	Total
As at December 31, 2020	(10)	27	758	775
Other Comprehensive Income (Loss), Before Tax	47	—	(129)	(82)
Income Tax (Expense) Recovery	(9)	—	—	(9)
As at December 31, 2021	28	27	629	684
Other Comprehensive Income (Loss), Before Tax	96	2	713	811
Income Tax (Expense) Recovery	(25)	—	—	(25)
As at December 31, 2022	99	29	1,342	1,470